Exceptional items	18 Months Ended
Oct. 31, 2018
Exceptional items [Abstract]
Exceptional items
4 Exceptional items

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
Reported within Operating profit:	$	’000	$	’000	$	’000
Integration costs		278,995		27,696		23,634
Pre-acquisition costs		43,025		58,004		5,569
Acquisition costs		27,116		2,597		531
Property related costs		38,014		5,525		5,964
Severance and legal costs		129,743		3,436		(4,845)
Divestiture		21,263		-		-
Royalty provision release		-		-		(3,000)
		538,156		97,258		27,853
Reported within finance costs:
Finance costs incurred in escrow period (note 6)		6,326		-		-
Reported within finance income:
Finance income earned in escrow period (note 6)		(553)		-		-
		5,773		-		-

Exceptional costs before tax		543,929		97,258		27,853

Tax:
Tax effect of exceptional items		(105,911)		(11,633)		(6,835)
Tax exceptional item		(692,285)		-		-
		(798,196)		(11,633)		(6,835)

Exceptional (income)/costs after tax		(254,267)		85,625		21,018

Exceptional items are allocated to the financial statement lines (for example: cost of sales) in the Consolidated statement of comprehensive income based on the nature and function of the costs, for example restructuring costs related to employees are classified where their original employment costs are recorded.

Integration costs
Integration costs of $279.0m for the 18 months ended October 31, 2018 (12 months to April 30,: 2017: $27.7m; 2016: $23.6m) arose mainly from the work being done in integrating Serena, GWAVA and HPE Software business into the Micro Focus Product Portfolio. Other activities include system integration costs.

Pre-acquisition costs
The pre-acquisition costs of $43.0m for the 18 months ended October 31, 2018 (12 months to April 30, 2017: $58.0m, April 30, 2016: $5.6m) relate to the evaluation of the acquisition of the HPE Software business, which was announced in October 2016 and was completed on September 1, 2017. The costs relate to due diligence work, legal work on the acquisition agreements, professional advisors on the transaction and pre-integration costs relating to activities in readiness for the HPE Software business acquisition across all functions of the existing Micro Focus business.

Acquisition costs
The acquisition costs of $27.1m for the 18 months ended October 31, 2018 include external costs in completing the acquisition of the HPE Software business in September 2017, (including $7.7m in respect of US excise tax payable on the award of Long Term Incentives and Additional Share Grants to four senior employees) and costs relating to the acquisition of COBOL-IT SAS (12 months to April 30, 2017: $2.6m related to the acquisitions of Serena in May 2016 and GWAVA in October 2016; April 30, 2016: $0.5m related to the acquisition of Authasas BV in July 2015). The external costs mostly relate to due diligence work, legal work on the acquisition agreements and professional advisors on the transaction.

Property related costs
Property related costs of $38.0m for the 18 months ended October 31, 2018 (12 months to April 30, 2017: $5.5m; April 30, 2016: $6.0m) relate mainly to the assessment and reassessment of leases on empty or sublet properties held by the Group, in particular in North America, and the cost of site consolidations.

Severance and legal costs
Severance and legal costs of $129.7m for the 18 months ended October 31, 2018 (12 months to April 30, 2017: $3.4m cost; 2016: $4.8m release) relate mostly to termination costs for employees after acquisition relating to the integration of the HPE Software business into the Micro Focus Product Portfolio. The costs for the 12 months ended April 30, 2017 related to termination costs for senior Serena executives after acquisition.

Divestiture
Divestiture costs of $21.3m for the 18 months ended October 31, 2018 (12 months to April 30, 2017: $nil; April 30, 2016: $nil) relate mostly to fees paid to professional advisors relating to the SUSE divestiture, due to be completed in the first quarter of 2019 (note 19).

Royalty provision release
Royalty provision releases of $3.0m for the year ended April 30, 2016 related to provisions no longer required as a result of new contracts being concluded with a third party.

Finance income and finance costs
Finance costs of $6.3m (12 months to April 30, 2017: $nil; April 30, 2016: $nil) and finance income of $0.6m (12 months to April 30,: 2017: $nil; 2016 $nil) for the 18 months ended October 31, 2018 relate to interest (charged and gained) on additional term loan facilities drawn down in relation to the acquisition of the HPE Software business, between the date the facilities were drawn into escrow and the acquisition date.

Tax
The tax effect of exceptional items and an exceptional tax credit is a credit to the income statement of $798.2m for the 18 months ended October 31, 2018 (12 months to April 30, 2017: $11.6m; April 30, 2016: $6.8m). The exceptional tax credit of $692.3m (April 30, 2017: $nil; April 30, 2016: $nil) in the 18 months ended October 31, 2018 relates to the impact of US tax reforms, comprised of a credit of $930.6m in respect of the re-measurement of deferred tax liabilities and a transition tax charge of $238.3m payable over eight years.